Leases (Detail Textuals)	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Weighted average remaining lease term	5 years 11 months 4 days	6 years 10 months 17 days
Weighted average discount rate	4.40%	4.16%